Dec-15-03 03:38pm From- T-006 P.002/003 F-336

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028391

Cert NYS

1-31931

NYSE

RECD S.E.C.
DEC 15 2003
081

December 15, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
DEC 22 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEVITT CORPORATION, Class A Common Stock, par value $0.01 per share and guarantees thereof and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 15, 2003. Tentative listing date – December 16, 2003.

Sincerely,

[signature]